Intangibles and Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill impairment loss		$ 10,551				$ 10,551
Amortization expense of intangibles assets	$ 300		$ 200	$ 500	$ 500	$ 1,065	$ 1,265	$ 1,415